Intangibles (Details) - Schedule of approximate annual aggregate amortization expense $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of approximate annual aggregate amortization expense [Abstract]
2021	$ 216
2022	216
2023	161
Total amortization	$ 593